SHAREHOLDERS EQUITY - Additional Information (Detail) R$ / shares in Units, R$ in Thousands				12 Months Ended
	May 09, 2022 shares	Apr. 29, 2022 BRL (R$)	Apr. 30, 2021	Dec. 31, 2022 BRL (R$) R$ / shares shares	Dec. 31, 2021 BRL (R$) shares	Dec. 31, 2020 BRL (R$)
Disclosure of classes of share capital [line items]
Fully paid in issued capital				R$ 8,402,544	R$ 6,365,853
Amount of shares authorized				R$ 9,000,000
Stock Split, Conversion Ratio			0.25
Approval amount of increase in share capital		R$ 2,036,691
Dividends paid		1,423,757
Dividend as a percetage of net income				25.00%
Cancellation of treasury shares					R$ 3,650	R$ 1,251,014
Common shares [member]
Disclosure of classes of share capital [line items]
Number of nominative common shares | shares				1,874,070,932
Stock Split, Conversion Ratio			0.25
Number of shares buyback authorised | shares	110,000,000
Percentage of buyback shares represent total shares	9.39%
Treasury shares | shares				7,432,832	5,440,772
Market value per share | R$ / shares				R$ 17.12
Shares repurchased | shares				3,683,500
Number of shares issued to employees for share-based compensation plans | shares				1,487,709
Shares repurchased amount				R$ 59,506
Number of shares sold or issued for other than share-based compensation plans | shares				203,731
Amount of shares issued during period for share based compensation plans				R$ 19,678
Amount of shares issued to members of share-based criteria plans				1,752
Amount of cash received from executives				2,370
Gain generated from cash received from executives				R$ 618
Treasury shares [member]
Disclosure of classes of share capital [line items]
Cancellation of treasury shares					R$ 496,741
Legal reserve
Disclosure of classes of share capital [line items]
Increase (decrease) through transfer to statutory reserve, equity		348,753
Percentage of reserve allocation from net income				5.00%
Threshold percentage limit of capital for legal reserve to be maintained				20.00%
Statutory reserve [member]
Disclosure of classes of share capital [line items]
Increase (decrease) through transfer to statutory reserve, equity		R$ 264,181